PRIVATE PLACEMENT	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Globis Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
PRIVATE PLACEMENT

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, Globis SPAC LLC purchased 3,688,889 Private Warrants at a purchase price of $0.75 per Private Warrant, for an aggregate purchase price of $2,766,667 and Up and Up purchased 500,000 Private Warrants at a purchase price of $0.75 per Private Warrant, for an aggregate purchase price of $375,000. Each Private Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 8). In addition, Up and Up purchased an aggregate of 100,833 Placement Units at a purchase price of $10.00 per Placement Unit, or $1,008,333 in the aggregate. Each Placement Unit consists of one share of common stock (“Placement Share”) and one redeemable warrant (“Placement Warrant”). Each Placement Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 8).

GLOBIS ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

The proceeds from the sale of the Private Securities were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Securities held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Securities and all underlying securities will expire worthless.

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, Globis SPAC LLC purchased 3,688,889 Private Warrants at a purchase price of $0.75 per Private Warrant, for an aggregate purchase price of $2,766,667 and Up and Up purchased 500,000 Private Warrants at a purchase price of $0.75 per Private Warrant, for an aggregate purchase price of $375,000. Each Private Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 8). In addition, Up and Up purchased an aggregate of 100,833 Placement Units at a purchase price of $10.00 per Placement Unit, or $1,008,333 in the aggregate. Each Placement Unit consists of one share of common stock (“Placement Share”) and one redeemable warrant (“Placement Warrant”). Each Placement Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 8).

The proceeds from the sale of the Private Securities were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Securities held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Securities and all underlying securities will expire worthless.